Stockholders' Equity (Details Narrative) - USD ($)											1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 06, 2016	Jan. 22, 2016	Dec. 24, 2015	Dec. 01, 2015	Oct. 22, 2015	Sep. 10, 2015	Sep. 02, 2015	Jun. 30, 2015	Jun. 22, 2015	Jun. 17, 2015	Jun. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 26, 2016	May 01, 2015	Nov. 19, 2014	Oct. 27, 2014	Mar. 31, 2014
Aggregate number of shares issued													3,050,000,000
Common stock shares authorized												40,000,000	40,000,000	3,000,000,000	40,000,000
Common stock, par value												$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized												50,000,000	50,000,000	50,000,000
Preferred stock, par value												$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued												9,672,723	2,887,428	2,158,110
Common stock, shares outstanding												9,672,723	2,887,428	2,158,110
Preferred stock shares issued												3,071,000	1,160,000	2,400,000			1,861,000
Preferred stock shares outstanding												3,071,000	1,160,000	2,400,000
Number of common stock shares issued												200,000,000	446,045	915,875
Sale of stock price per share													$ 10.00	$ 50.00
Sale of stock description of transaction													During the years ended December 31, 2015, and 2014 the Company issued 446,045 shares at a price of $10.00 and $50.00 per share and 915,875 shares at a price of $5.00, $10.00, $15.00 and $20.00, respectively, in accordance with offerings to existing stockholders of the Company.	During the years ended December 31, 2015, and 2014 the Company issued 446,045 shares at a price of $10.00 and $50.00 per share and 915,875 shares at a price of $5.00, $10.00, $15.00 and $20.00, respectively, in accordance with offerings to existing stockholders of the Company.
Conversion of preferred stock to common stock	(135,751)
Sale of stock during period							$ 432,608						$ 134,378
Sale of stock during period, shares							4,326,086						671,890
Preferred stock dividend per share in the event of liquidation or winding up													$ 1
Number of common stock value for consideration														$ 3,059,957
Convertible Preferred Stock [Member]
Preferred stock shares issued																			1,983,025
Board of Directors [Member] | Minimum [Member]
Common stock shares authorized																2,500,000,000			1,000,000,000
Board of Directors [Member] | Maximum [Member]
Common stock shares authorized																3,000,000,000			2,500,000,000
Existing Stockholders [Member]
Number of common stock shares issued		370											13,437
Number of common stock value for consideration		$ 18,500											$ 671,890
Series A Preferred Stock [Member]
Preferred stock shares issued													1,000,000
Preferred stock shares outstanding													1,000,000
Conversion of preferred stock to common stock												1,000,000
Preferred stock dividends percentage													12.00%
Preferred stock dividend per share in the event of liquidation or winding up													$ 1
Series A Preferred Stock [Member] | Convertible Preferred Stock [Member]
Preferred stock shares issued																			1,000,000
Series A Preferred Stock [Member] | Convertible Preferred Stock [Member] | Mr. Paul Mathieson [Member]
Preferred stock shares issued																			1,000,000
Due to related parties																			$ 1,000,000
Series A Preferred Stock [Member] | Minimum [Member]
Number of common stock issued conversion basis				0.8		0.4	0.4
Series A Preferred Stock [Member] | Maximum [Member]
Number of common stock issued conversion basis				1.6		0.8	0.8
Series A Preferred Stock [Member] | Board of Directors [Member]
Common stock shares authorized																			1,000,000
Common stock, par value																			$ 0.001
Series F Preferred Stock [Member]
Preferred stock shares issued													0				1,400,000
Preferred stock shares outstanding													0
Number of stock issued for conversion								63,540			63,540
Conversion of preferred stock to common stock											1,750,000		2,000,000
Sale of stock during period										$ 600,000
Sale of stock during period, shares										600,000
Preferred stock dividends percentage													12.00%
Number of common stock issued conversion basis													250,000
Preferred stock conversion of shares													33,330
Series F Preferred Stock [Member] | Board of Directors [Member]
Preferred stock shares authorized										2,000,000								1,500,000
Preferred stock, par value										$ 0.001								$ 0.001
Series G Preferred Stock [Member]
Preferred stock shares issued													160,000
Preferred stock shares outstanding													160,000
Number of stock issued for conversion								93,872			93,872
Conversion of preferred stock to common stock											4,459,500		5,509,500
Sale of stock during period									$ 5,419,500
Sale of stock during period, shares									5,419,500
Preferred stock dividends percentage													12.00%
Number of common stock issued conversion basis													1,050,000
Preferred stock conversion of shares													84,000
Number of unconverted shares of preferred stock			160,000
Number of unconverted shares of preferred stock value			$ 160,000
Series G Preferred Stock [Member] | Board of Directors [Member]
Preferred stock shares authorized										6,000,000
Preferred stock, par value										$ 0.001
Series H Preferred Stock [Member]
Preferred stock, par value												$ 0.001
Preferred stock shares issued												3,071,000	0
Preferred stock shares outstanding													0
Number of stock issued for conversion												0.2
Conversion of preferred stock to common stock													160,000
Sale of stock during period					$ 160,000
Sale of stock during period, shares					160,000
Preferred stock dividends percentage												8.00%	10.00%
Number of common stock issued conversion basis													160,000
Preferred stock conversion of shares													8,531
Preferred stock conversion ratio												0.13 votes for each share of preferred stock
Series H Preferred Stock [Member] | Board of Directors [Member]
Preferred stock shares authorized										10,000,000
Preferred stock, par value										$ 0.001
Series B Preferred Stock [Member]
Number of stock issued for conversion														164,000
Conversion of preferred stock to common stock														410,000
Series B Preferred Stock [Member] | Convertible Preferred Stock [Member]
Preferred stock shares issued																			410,000
Series B Preferred Stock [Member] | Board of Directors [Member]
Common stock shares authorized																			410,000
Common stock, par value																			$ 0.001
Series C Preferred Stock [Member]
Number of stock issued for conversion														80,005
Conversion of preferred stock to common stock														400,025
Series C Preferred Stock [Member] | Convertible Preferred Stock [Member]
Preferred stock shares issued																			400,025
Series C Preferred Stock [Member] | Board of Directors [Member]
Common stock shares authorized																			400,025
Common stock, par value																			$ 0.001
Series D Preferred Stock [Member]
Number of stock issued for conversion														23,006
Conversion of preferred stock to common stock														173,000
Series D Preferred Stock [Member] | Convertible Preferred Stock [Member]
Preferred stock shares issued																			173,000
Series D Preferred Stock [Member] | Board of Directors [Member]
Common stock shares authorized																			173,000
Common stock, par value																			$ 0.001
Series E Preferred Stock [Member]
Preferred stock shares issued																	461,000
Number of stock issued for conversion														18,440
Conversion of preferred stock to common stock														461,000
Series F Preferred Stock One [Member]
Number of stock issued for conversion				6,666		3,333
Number of common stock issued conversion basis				100,000		100,000
Conversion price per share				$ 0.06666		$ 0.03333
Series F Preferred Stock Two [Member]
Number of stock issued for conversion				13,332		6,666
Number of common stock issued conversion basis				100,000		100,000
Conversion price per share				$ 0.13332		$ 0.06666
Series G Preferred Stock One [Member]
Number of stock issued for conversion				4,000		2,000
Number of common stock issued conversion basis				100,000		100,000
Conversion price per share				$ 0.04000		$ 0.02000
Series G Preferred Stock Two [Member]
Number of stock issued for conversion				8,000		4,000
Number of common stock issued conversion basis				100,000		100,000
Conversion price per share				$ 0.08000		$ 0.04000
Series H Preferred Stock One [Member]
Number of stock issued for conversion				2,666		1,333
Number of common stock issued conversion basis				100,000		100,000
Conversion price per share				$ 0.02666		$ 0.01333
Series H Preferred Stock Two [Member]
Number of stock issued for conversion				5,332		2,666
Number of common stock issued conversion basis				100,000		100,000
Conversion price per share				$ 0.05332		$ 0.02666
Series A Convertible Preferred Stock [Member]
Preferred stock, par value													$ 0.001	$ 0.001
Number of stock issued for conversion													0	1,000,000
Preferred stock voting rights description													The holder of the shares is also entitled to vote at a ratio of 1001 votes for each share of preferred stock
Preferred stock conversion of shares													1.6
Series A Convertible Preferred Stock [Member] | January 8, 2016 [Member]
Preferred stock conversion of shares													3.2
Series B Convertible Preferred Stock [Member]
Preferred stock, par value													$ 0.001	$ 0.001
Number of stock issued for conversion													0	410,000
Number of common stock issued conversion basis														164,000
Preferred stock conversion of shares														0.4
Series C Convertible Preferred Stock [Member]
Preferred stock, par value													$ 0.001	$ 0.001
Number of stock issued for conversion													0	400,025
Number of common stock issued conversion basis														80,050
Preferred stock conversion of shares														0.2
Series D Convertible Preferred Stock [Member]
Preferred stock, par value													$ 0.001	$ 0.001
Number of stock issued for conversion													0	173,000
Number of common stock issued conversion basis														23,066
Preferred stock conversion of shares														0.1333
Series E Convertible Preferred Stock [Member]
Preferred stock, par value													$ 0.001	$ 0.001
Number of stock issued for conversion													0	461,000
Number of common stock issued conversion basis														18,440
Preferred stock conversion of shares														0.04
Series F Convertible Preferred Stock [Member]
Preferred stock, par value													$ 0.001	$ 0.001
Number of stock issued for conversion								1,750,000			1,750,000		600,000	1,400,000
Preferred stock dividend per share in the event of liquidation or winding up													$ 1
Preferred stock voting rights description													The holder of the shares is also entitled to vote at a ratio of 0.34 votes for each share of preferred stock.
Number of common stock issued conversion basis													13,332
Preferred stock conversion of shares								63,540					100,000
Preferred stock conversion ratio													0.13332
Series F Convertible Preferred Stock [Member] | Preferred StockHolders [Member]
Number of stock issued for conversion								250,000			250,000
Preferred stock conversion of shares								33,330
Series G Convertible Preferred Stock [Member]
Preferred stock, par value													$ 0.001	$ 0.001
Number of stock issued for conversion								4,459,500			4,459,500		5,669,500	0
Preferred stock dividend per share in the event of liquidation or winding up													$ 1
Preferred stock voting rights description													The holder of the shares is also entitled to vote at a ratio of 0.20 votes for each share of preferred stock.
Number of common stock issued conversion basis													8,000
Preferred stock conversion of shares													100,000
Preferred stock conversion ratio													0.08000
Series G Convertible Preferred Stock [Member] | Preferred StockHolders [Member]
Number of stock issued for conversion								93,872			93,872		84,000
Preferred stock conversion of shares													1,050,000
Number of unconverted shares of preferred stock			160,000
Number of unconverted shares of preferred stock value			$ 160,000
Series H Convertible Preferred Stock [Member]
Preferred stock, par value													$ 0.001	$ 0.001
Preferred stock shares issued													160,000
Number of stock issued for conversion													160,000	0
Conversion of preferred stock to common stock													1
Preferred stock dividend per share in the event of liquidation or winding up													$ 1
Preferred stock voting rights description													The holder of the shares is also entitled to vote at a ratio of 0.13 votes for each share of preferred stock.
Number of common stock issued conversion basis													5,332
Preferred stock conversion of shares													100,000
Preferred stock conversion ratio													0.05332
Series H Convertible Preferred Stock [Member] | Preferred StockHolders [Member]
Number of stock issued for conversion													8,531